RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions

During the periods presented, the details of the related party balances and transactions were as follows:

Amount due to related parties:

	As of December 31,
	2019	2018
Mr. Bingshan Guo	$198,556	$211,005
Mr. Xiangyang Guo	860,067	145,704
Mr. Yonghong Che	—	50,997
Total	$1,058,623	$407,706

Schedule of Related Party Transactions, Sales to a Related Party

	For the Years ended December 31,
	2019	2018	2017
Hongxing	$—	$17,698	$19,246
Total	$—	$17,698	$19,246

Schedule Of Due From Due To Related Parties

	For the Years ended December 31,
	2019	2018	2017
Related party paid on behalf of the Company for operations:
Mr. Bingshan Guo	$—	$—	$195,148
Loan provided by related party to the Company:
Mr. Xiangyang Guo	724,800	—	148,045
Total	$724,800	$—	$343,193
Loan repaid to related party by the Company
Mr. Yonghong Che	50,736	—	—
Mr. Bingshan Guo	9,132	—	—
Total	$59,868	$—	$—